Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Oct. 31, 2022
Mining equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Straight-line over five years
Computer equipment and software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Straight-line over one year
Vehicles [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Straight-line over five to ten years
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Straight-line over three years